Stock-based Compensation - Summary of Recognized Stock-based Compensation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation	$ 3,431	$ 5,266
Research and Development
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation	839	2,301	$ 19,831
General and Administrative
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation	$ 2,592	$ 2,965		$ 21,750